Income tax incurred and deferred: Reconciliation between the statutory and effective income tax rates (Details) - MXN ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Consolidated income before provision for IT		$ 14,620,087,000	$ 14,084,733,000	$ 8,126,035,000
Net income before taxes of Airplan and Aerostar		(2,422,843,000)	(3,183,555,000)	(1,418,186,000)
Net income before taxes of subsidiaries in Mexico not subject to IT		(151,574,000)	(140,921,000)	(170,247,000)
Income before provisions for income taxes		$ 12,045,670,000	$ 10,760,257,000	$ 6,537,602,000
Statutory IT rate		30.00%	30.00%	30.00%
IT that would result from applying the IT rate to book profit before income taxes		$ 3,613,701	$ 3,228,077	$ 1,961,281
Non-deductible items and other permanent differences		229,972,000	14,133,000	7,853,000
Annual adjustment for tax inflation		(100,820,000)	(82,517,000)	(33,603,000)
Accounting disconnect inflation		(254,084,000)	(367,587,000)	(314,754,000)
Total tax expense (income)		$ 3,944,143,000	$ 3,438,809,000	$ 1,728,507,000
Effective IT rate		33.00%	32.00%	26.00%
Puerto Rico (Aerostar)
Disclosure of geographical areas [line items]
Statutory IT rate		10.00%
Effect by difference in rate of IT		$ 37,058,000	$ 41,863,000	$ 38,865,000
Total tax expense (income)		37,058,000	$ 41,863,000	$ 38,865,000
Colombia (Airplan)
Disclosure of geographical areas [line items]
Statutory IT rate	35.00%		35.00%	31.00%	32.00%
Effect by difference in rate of IT		418,316,000	$ 604,839,000	$ 68,865,000
Total tax expense (income)		$ 418,316,000	$ 604,839,000	$ 68,865,000